Minimum capital requirements - General (Details)	12 Months Ended
Dec. 31, 2020 item
Net Capital
Number of net capital parts	2
Number of basic capital portions	2
Percent of Tier I Capital used in calculation of capital deduction for excess of deferred tax assets from temporary differences	10.00%
Percentage of assets subject to credit risk	0.60%
Assets Subject to Market Risk
General Market Risk Charge Coefficient	22.23%
Market Risk Charge Coefficient for long net positions and short net positions	8.00%
Market Risk Charge Coefficient for foreign currency positions	12.00%
Market Risk Charge Coefficient for transactions linked to Mexican inflation and denominated in UDIs	1.25%
Previous period used for calculating average consumer price index	12 months
Market Risk Charge Coefficient for transactions linked to annual minimum salary growth	1.25%
Previous period used for calculating annual minimum salary growth	11 months
Equivalent assets factor, Market risk	12.5
Assets Subject to Operational Risk
Number of business lines	8
Equivalent assets factor, Operational risk	12.5
Six Business Lines
Assets Subject to Operational Risk
Number of business lines	6
Revenue period prior to month being calculated	36 months
Two Business Lines
Assets Subject to Operational Risk
Number of business lines	2
Average net balance period prior to month being calculated	36 months
Factor applied in calculation for operational risk	3.5
Minimum
Assets Subject to Credit Risk
Expected credit loss rate	0.00%
Maximum
Assets Subject to Credit Risk
Expected credit loss rate	150.00%